UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490
                                                      -------

                          OPPENHEIMER EQUITY FUND, INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.6%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
International Game Technology                         267,500   $    10,801,650
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     363,900        11,411,904
                                                                ----------------
                                                                     22,213,554
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Harman International Industries, Inc.                 108,500        10,424,680
--------------------------------------------------------------------------------
MEDIA--4.3%
Comcast Corp., Cl. A 1                                482,800        12,528,660
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                      552,308        18,187,502
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                    2,209,796        67,708,149
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               902,010        20,854,471
                                                                ----------------
                                                                    119,278,782
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.7%
J.C. Penney Co., Inc. (Holding Co.)                   157,300        12,923,768
--------------------------------------------------------------------------------
Kohl's Corp. 1                                        188,500        14,440,985
--------------------------------------------------------------------------------
Target Corp.                                          340,100        20,154,326
                                                                ----------------
                                                                     47,519,079
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
Office Depot, Inc. 1                                1,456,940        51,196,872
--------------------------------------------------------------------------------
Staples, Inc.                                       1,256,300        32,462,792
--------------------------------------------------------------------------------
Tiffany & Co.                                         205,200         9,332,496
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                 207,200         7,347,312
                                                                ----------------
                                                                    100,339,472
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Phillips/Van Heusen Corp.                              57,300         3,369,240
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                        232,100        20,459,615
                                                                ----------------
                                                                     23,828,855
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.4%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
PepsiCo, Inc.                                         381,600        24,254,496
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.3%
Costco Wholesale Corp.                                753,431        40,564,725
--------------------------------------------------------------------------------
Kroger Co. (The)                                      474,800        13,413,100
--------------------------------------------------------------------------------
Ruddick Corp.                                         236,300         7,107,904
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                       784,244        30,640,413
                                                                ----------------
                                                                     91,726,142
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc.                                   552,320        13,758,291
--------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                   199,600        10,165,628
                                                                ----------------
                                                                     23,923,919
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                                 335,500        22,408,045
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            509,000        32,148,440
                                                                ----------------
                                                                     54,556,485
--------------------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                                    759,827        66,720,409


                        1 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Halliburton Co.                                       351,700   $    11,162,958
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                        186,100        14,476,719
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     527,362        36,440,714
                                                                ----------------
                                                                     62,080,391
--------------------------------------------------------------------------------
OIL & GAS--5.6%
Apache Corp.                                          244,400        17,279,080
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     924,447        69,749,526
--------------------------------------------------------------------------------
Murphy Oil Corp.                                      277,600        14,823,840
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            389,200        19,191,452
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                           145,200        14,448,852
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                        306,773        21,406,620
                                                                ----------------
                                                                    156,899,370
--------------------------------------------------------------------------------
FINANCIALS--18.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.7%
E*TRADE Financial Corp. 1                             650,741        13,808,724
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        65,600        13,554,928
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      217,600        20,500,096
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. 1                         810,700        12,063,216
--------------------------------------------------------------------------------
UBS AG                                              1,191,870        70,832,834
                                                                ----------------
                                                                    130,759,798
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
Wachovia Corp.                                      1,415,589        77,928,174
--------------------------------------------------------------------------------
Wells Fargo & Co.                                   1,597,294        54,994,832
                                                                ----------------
                                                                    132,923,006
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.5%
American Express Co.                                  379,556        21,406,958
--------------------------------------------------------------------------------
Capital One Financial Corp.                           282,556        21,321,676
                                                                ----------------
                                                                     42,728,634
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp.                                 676,131        34,496,204
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                      25,400        13,524,484
--------------------------------------------------------------------------------
Citigroup, Inc.                                       420,200        21,573,068
                                                                ----------------
                                                                     69,593,756
--------------------------------------------------------------------------------
INSURANCE--4.7%
American International Group, Inc.                    745,000        50,078,900
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 567,675        54,593,305
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                       385,656        13,474,821
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                   384,527        12,335,626
                                                                ----------------
                                                                    130,482,652
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Freddie Mac                                           266,720        15,867,173
--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
BioMarin Pharmaceutical, Inc. 1                       329,000         5,678,540
--------------------------------------------------------------------------------
Celgene Corp. 1                                       273,600        14,353,056
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     188,500        15,479,620


                        2 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                    105,200   $     6,314,104
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               297,900        22,789,350
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                         143,270         3,490,057
                                                                ----------------
                                                                     68,104,727
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Bard (C.R.), Inc.                                     182,000        14,470,820
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        722,200        34,441,718
                                                                ----------------
                                                                     48,912,538
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Cardinal Health, Inc.                                 150,900        11,008,155
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                        447,101        32,428,236
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              337,600        17,882,672
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     265,374        21,521,831
                                                                ----------------
                                                                     82,840,894
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Thermo Fisher Scientific, Inc. 1                      378,100        17,676,175
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Medicis Pharmaceutical Corp., Cl. A                   133,900         4,126,798
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     305,500        13,493,935
--------------------------------------------------------------------------------
Novartis AG, ADR                                      672,352        36,730,590
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                856,113        37,249,477
--------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc, ADR                  310,446        19,216,607
                                                                ----------------
                                                                    110,817,407
--------------------------------------------------------------------------------
INDUSTRIALS--9.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.1%
Alliant Techsystems, Inc. 1                           169,731        14,922,750
--------------------------------------------------------------------------------
Boeing Co.                                            241,940        21,510,885
--------------------------------------------------------------------------------
General Dynamics Corp.                                152,700        11,666,280
--------------------------------------------------------------------------------
Precision Castparts Corp.                             158,500        16,491,925
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                159,514        10,676,272
--------------------------------------------------------------------------------
United Technologies Corp.                           1,012,276        65,797,940
                                                                ----------------
                                                                    141,066,052
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
UTi Worldwide, Inc.                                   432,800        10,638,224
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.4%
Quanta Services, Inc. 1                               480,900        12,128,298
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Siemens AG, Sponsored ADR                             524,931        56,272,603
--------------------------------------------------------------------------------
MACHINERY--1.6%
Navistar International Corp. 1                        745,460        34,104,795
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                   195,900        10,382,700
                                                                ----------------
                                                                     44,487,495
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Fastenal Co.                                          190,600         6,680,530


                        3 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.3%
Cisco Systems, Inc. 1                               1,859,720   $    47,478,652
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,824,100        41,480,034
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   141,200         9,415,216
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                            652,315        14,951,060
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        677,403        28,898,012
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                              39,600         5,405,004
                                                                ----------------
                                                                    147,627,978
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.6%
Apple, Inc. 1,2                                       550,000        51,100,500
--------------------------------------------------------------------------------
EMC Corp. 1                                         3,691,800        51,131,430
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             456,100        16,656,772
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                            1,822,800        10,955,028
                                                                ----------------
                                                                    129,843,730
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.5%
Aquantive, Inc. 1                                     320,000         8,931,200
--------------------------------------------------------------------------------
eBay, Inc. 1                                          707,000        23,437,050
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  92,400        42,333,984
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        778,900        24,371,781
                                                                ----------------
                                                                     99,074,015
--------------------------------------------------------------------------------
IT SERVICES--0.7%
Cognizant Technology Solutions Corp. 1                132,100        11,660,467
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                         259,000         7,169,120
                                                                ----------------
                                                                     18,829,587
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
ASML Holding NV 1                                     600,200        14,854,950
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               549,800        17,632,086
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       139,700         5,337,937
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                      224,300         6,226,568
--------------------------------------------------------------------------------
Texas Instruments, Inc.                             1,143,015        34,404,752
                                                                ----------------
                                                                     78,456,293
--------------------------------------------------------------------------------
SOFTWARE--6.1%
Activision, Inc. 1                                    558,800        10,583,672
--------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                 443,654        18,500,372
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         255,665         9,326,659
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      475,700        17,886,320
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                214,500         6,870,435
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               566,700        28,539,012
--------------------------------------------------------------------------------
Microsoft Corp.                                       527,171        14,692,256
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,319,166        16,744,379
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       540,700        12,398,251
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               1,686,854        33,973,240
                                                                ----------------
                                                                    169,514,596


                        4 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MATERIALS--2.9%
--------------------------------------------------------------------------------
CHEMICALS--1.9%
Lubrizol Corp. (The)                                  287,900   $    14,835,487
--------------------------------------------------------------------------------
Monsanto Co.                                          678,800        37,306,848
                                                                ----------------
                                                                     52,142,335
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.0%
Martin Marietta Materials, Inc.                       111,518        15,077,234
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  120,340        14,017,203
                                                                ----------------
                                                                     29,094,437
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
NeuStar, Inc., Cl. A 1                                349,000         9,925,560
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          384,929        14,596,508
                                                                ----------------
                                                                     24,522,068
--------------------------------------------------------------------------------
UTILITIES--3.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.2%
Exelon Corp.                                          737,295        50,659,539
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                445,988         9,062,476
                                                                ----------------
                                                                     59,722,015
--------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Dynegy, Inc. 1                                        842,610         7,802,569
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
CMS Energy Corp.                                      856,916        15,253,105
--------------------------------------------------------------------------------
Sempra Energy                                         176,796        10,786,323
                                                                ----------------
                                                                     26,039,428
                                                                ----------------
Total Common Stocks (Cost $2,260,759,367)                         2,768,414,647

                                     DATE  STRIKE   CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Apple, Inc. Put 1
(Cost $1,009,735)                 1/21/08     $95       1,025         1,076,250

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.4%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.23% 3,4
(Cost $11,653,382)                                 11,653,382        11,653,382
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,273,422,484)        99.6%    2,781,144,279
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.4        11,281,955

                                                   -----------------------------
NET ASSETS                                              100.0%  $ 2,792,426,234
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                         CONTRACTS   EXPIRATION   EXERCISE   PREMIUM
                                                   SUBJECT TO CALL         DATE      PRICE   RECEIVED      VALUE
-----------------------------------------------------------------------------------------------------------------
Apple, Inc.                                                  1,025      1/21/08       $130   $319,719   $266,500

3. Rate shown is the 7-day yield as of March 31, 2007.


                        5 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES          GROSS         GROSS           SHARES
                                                            DECEMBER 31, 2006      ADDITIONS    REDUCTIONS   MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%          51,831,921    182,609,943   222,788,482       11,653,382

                                                                                                                   DIVIDEND
                                                                                                     VALUE           INCOME
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                     $ 11,653,382     $    689,958

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                        6 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2007 was as follows:

                                                           CALL OPTIONS
                                            ----------------------------
                                               NUMBER OF      AMOUNT OF
                                               CONTRACTS       PREMIUMS
------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                                     --     $       --

Options written                                    1,025        319,719
                                            ----------------------------
Options outstanding as of
March 31, 2007                                     1,025     $  319,719
                                            ============================

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required


                        7 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $ 2,283,695,303
Federal tax cost of other investments                                   319,719
                                                                ----------------
Total federal tax cost                                          $ 2,284,015,022
                                                                ================

Gross unrealized appreciation                                   $   514,509,882
Gross unrealized depreciation                                       (17,114,124)
                                                                ----------------
Net unrealized appreciation                                     $   497,395,758
                                                                ================


                        8 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007